Recapitalization (Tables)	5 Months Ended	6 Months Ended
	Dec. 31, 2016	Jun. 30, 2017
Restructuring and Related Activities [Abstract]
Schedule For Calculation Of Relative Voting Control [Table Text Block]
The following table summarizes the calculation of the relative voting control:

	Shares	Per Share	Fair Value	Voting %
Integrated shareholders pre-Recapitalization	9,530,379	$0.20	1,903,464	43.3%
Integrated options pre-Recapitalization	175,000		-	0.0%
Warrant issued to MDB Capital Group	1,169,607		-	0.0%
TheMaven Network, Inc. shareholders	12,517,152	$0.20	2,500,000	56.7%
Total fully diluted shares	23,392,138		4,403,464	100.0%

Shares issued and outstanding	22,047,531

The following table summarizes the calculation of the relative voting control at the time of the Recapitalization:

	Shares	Per Share	Fair Value	Voting %
Integrated shareholders pre-Recapitalization	9,530,379	$0.20	$1,903,464	43.3%
Integrated options pre-Recapitalization	175,000		-	0.0%
Warrant issued to MDB Capital Group	1,169,607		-	0.0%
TheMaven Network, Inc. shareholders	12,517,152	$0.20	2,500,000	56.7%
Total fully diluted shares	23,392,138		$4,403,464	100.0%

Shares issued and outstanding as of Closing	22,047,531